Components of Other Income (Expense), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Interest and dividends income	$ 3,301	$ 2,647	$ 3,157
Interest expense	(3,051)	(2,385)	(2,935)
Net recognized gains (losses) on investments	4,385	(349)	(118)
Net gains (losses) on derivatives	1,867	(260)	(187)
Net gains (losses) on foreign currency remeasurements	(527)	171	(244)
Other, net	4,722	(4,725)	(1,319)
Total	$ 10,697	$ (4,901)	$ (1,646)